Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Expense [Abstract]
Schedule of Income Tax Expense
	Year ended December 31,
	2025	2024	2023
PRC enterprises income tax:
Current tax	60,250	744,225	-
	60,250	744,225	-

Schedule of Effective Income Tax

The following table reconciles the income tax calculated at statutory rate of China of 25% to the Company’s effective income tax for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31,
	2025	2024	2023
(Loss)/profit before income tax	(10,940,592)	3,818,032	3,043,779
Tax calculated at a tax rate of 25%	(2,735,148)	954,508	760,945
Effect of preferential tax rate	2,535,427	(416,084)	6,614
Permanent difference for non-deductible expense	11,759	253,296	-
Permanent difference for non-tax or favorable tax items	(14,046)	(27,069)	-
Deferred tax not provided for	650,321	125,289	6,260
Utilization of accumulated tax loss previously not recognized	(388,063)	(145,715)	(773,819)
Income tax expense	60,250	744,225	-

Schedule of Deferred Tax Balances	The following is the analysis of the deferred tax balances for financial reporting purposes:
	2025		2024		2023
	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets
Beginning of the year	1,793,816	-	1,212,655	-	4,386,623	-
Tax loss carried forward	305,592	-	1,205,989	-	-	-
Reverse	(1,552,250)	-	(582,858)	-	(2,847,182)	-
Effect of translation	43,888	-	(41,970)	-	(326,786)	-
End of the year	591,046	-	1,793,816	-	1,212,655	-